Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosures
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”
Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (in thousands)	Revenue (in millions)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2025	$17,457,675	$13,290,302	$2,163,686	$1,921,506	$43.90	$107.40	$39,636	$845
2024	$4,453,002	$5,064,828	$1,472,252	$1,413,665	$63.41	$97.78	$(54,235)	$834
2023	$2,698,394	$1,944,504	$1,666,851	$1,040,387	$44.21	$87.97	$(66,206)	$826
2022	$1,534,506	$(6,504,331)	$1,759,789	$352,253	$42.53	$78.34	$(98,083)	$820
2021	$781,423	$2,879,477	$1,667,845	$1,461,408	$92.23	$104.78	$(177,185)	$845
(1)
The Principal Executive Officer(s) (“PEO”) and other named executive officers (“Other NEOs”) for each applicable year are:
2025 — PEO #1: Bruce McClelland. Other NEOs: John Townsend; Sam Bucci; Patrick Macken; Steve McCaffery and Dan Redington.
2024 — PEO #1: Bruce McClelland. Other NEOs: John Townsend; Sam Bucci; Patrick Macken; Dan Redington and Miguel Lopez.
2023 — PEO #1: Bruce McClelland. Other NEOs: Mick Lopez; Sam Bucci; Patrick Macken and Dan Redington.
2022 — PEO #1: Bruce McClelland. Other NEOs: Mick Lopez; Sam Bucci; Patrick Macken and Tony Scarfo.
2021 — PEO #1: Bruce McClelland. Other NEOs: Mick Lopez; Sam Bucci; Patrick Macken and Steve McCaffery.

(2)
The following tables detail the applicable adjustments made, per SEC rules, to the amounts reflected in the total column of the “Summary Compensation Table” to determine “Compensation Actually Paid” for each PEO noted.

	2025	2024	2023	2022	2021
	PEO	PEO	PEO	PEO	PEO
Summary Compensation Table — Total Compensation	$17,457,675	$4,453,002	$2,698,394	$1,534,506	$781,423
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$16,370,820	$3,141,452	$1,915,427	$749,998	—
Add Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$12,868,460	$3,796,248	$2,036,865	$672,828	—
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(507,211)	$344,204	$(202,500)	$(7,961,667)	$(3,579,167)
Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—	—	—
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	$(157,802)	$(36,804)	—	—	$5,677,221
Deduct Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	$350,369	$672,828	—	—
Compensation Actually Paid	$13,290,302	$5,064,828	$1,944,504	$(6,504,331)	$2,879,477

(3)
The following tables detail the applicable adjustments made, per SEC rules, to the amounts reflected in the total column of the “Summary Compensation Table” for the Other NEOs as a group to determine the “Compensation Actually Paid for the Other NEOs as a group.
	2025	2024	2023	2022	2021
Summary Compensation Table — Total Compensation	$2,163,686	$1,472,252	$1,666,851	$1,759,789	$1,667,845
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$1,627,549	$884,203	$1,154,753	$1,264,365	$1,145,961
Add Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$2,322,789	$1,638,074	$1,214,357	$1,101,631	$816,603
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(826,216)	$(181,847)	46,199	$(869,989)	$(84,956)
Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$60,568	—	—	—	—
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	$(86,014)	$(155,977)	$173,781	$(256,703)	$207,877
Deduct Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(85,758)	$474,633	$906,048	$(118,110)	—
Compensation Actually Paid	$1,921,506	$1,413,665	$1,040,387	$352,253	$1,461,408

(4)
Represents the Company’s common stock cumulative TSR on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal 2019 through the end of each applicable fiscal year in the table, assuming reinvestment of any dividends.

(5)
Represents the cumulative TSR of the Nasdaq Telecommunications Index, the Company’s peer group for this Pay Versus Performance disclosure, on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal 2019 through the end of each applicable fiscal year in the table. This is the same peer group the Company uses for its disclosure under Item 201(e) of Regulation S-K.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
The Principal Executive Officer(s) (“PEO”) and other named executive officers (“Other NEOs”) for each applicable year are:
2025 — PEO #1: Bruce McClelland. Other NEOs: John Townsend; Sam Bucci; Patrick Macken; Steve McCaffery and Dan Redington.
2024 — PEO #1: Bruce McClelland. Other NEOs: John Townsend; Sam Bucci; Patrick Macken; Dan Redington and Miguel Lopez.
2023 — PEO #1: Bruce McClelland. Other NEOs: Mick Lopez; Sam Bucci; Patrick Macken and Dan Redington.
2022 — PEO #1: Bruce McClelland. Other NEOs: Mick Lopez; Sam Bucci; Patrick Macken and Tony Scarfo.
2021 — PEO #1: Bruce McClelland. Other NEOs: Mick Lopez; Sam Bucci; Patrick Macken and Steve McCaffery.

Peer Group Issuers, Footnote
(5)
Represents the cumulative TSR of the Nasdaq Telecommunications Index, the Company’s peer group for this Pay Versus Performance disclosure, on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal 2019 through the end of each applicable fiscal year in the table. This is the same peer group the Company uses for its disclosure under Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
(2)
The following tables detail the applicable adjustments made, per SEC rules, to the amounts reflected in the total column of the “Summary Compensation Table” to determine “Compensation Actually Paid” for each PEO noted.

	2025	2024	2023	2022	2021
	PEO	PEO	PEO	PEO	PEO
Summary Compensation Table — Total Compensation	$17,457,675	$4,453,002	$2,698,394	$1,534,506	$781,423
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$16,370,820	$3,141,452	$1,915,427	$749,998	—
Add Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$12,868,460	$3,796,248	$2,036,865	$672,828	—
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(507,211)	$344,204	$(202,500)	$(7,961,667)	$(3,579,167)
Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—	—	—
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	$(157,802)	$(36,804)	—	—	$5,677,221
Deduct Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	$350,369	$672,828	—	—
Compensation Actually Paid	$13,290,302	$5,064,828	$1,944,504	$(6,504,331)	$2,879,477

Non-PEO NEO Average Total Compensation Amount	$ 2,163,686	$ 1,472,252	$ 1,666,851	$ 1,759,789	$ 1,667,845
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,921,506	1,413,665	1,040,387	352,253	1,461,408
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following tables detail the applicable adjustments made, per SEC rules, to the amounts reflected in the total column of the “Summary Compensation Table” for the Other NEOs as a group to determine the “Compensation Actually Paid for the Other NEOs as a group.
	2025	2024	2023	2022	2021
Summary Compensation Table — Total Compensation	$2,163,686	$1,472,252	$1,666,851	$1,759,789	$1,667,845
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$1,627,549	$884,203	$1,154,753	$1,264,365	$1,145,961
Add Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$2,322,789	$1,638,074	$1,214,357	$1,101,631	$816,603
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(826,216)	$(181,847)	46,199	$(869,989)	$(84,956)
Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$60,568	—	—	—	—
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	$(86,014)	$(155,977)	$173,781	$(256,703)	$207,877
Deduct Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(85,758)	$474,633	$906,048	$(118,110)	—
Compensation Actually Paid	$1,921,506	$1,413,665	$1,040,387	$352,253	$1,461,408

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation — Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows (the performance measures included in this table are not ranked by relative importance):
■ Revenue	■ Net Income
■ Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee)	■ Adjusted EBITDA

Total Shareholder Return Amount	$ 43.9	63.41	44.21	42.53	92.23
Peer Group Total Shareholder Return Amount	107.4	97.78	87.97	78.34	104.78
Net Income (Loss)	$ 39,636	$ (54,235)	$ (66,206)	$ (98,083)	$ (177,185)
Company Selected Measure Amount	845	834	826	820	845
PEO Name	Bruce McClelland
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Bruce McClelland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 17,457,675	$ 4,453,002	$ 2,698,394	$ 1,534,506	$ 781,423	$ 17,457,675
PEO Actually Paid Compensation Amount	13,290,302	5,064,828	1,944,504	(6,504,331)	2,879,477	13,290,302
PEO | Bruce McClelland [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,141,452)	(1,915,427)	(749,998)		(16,370,820)
PEO | Bruce McClelland [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,796,248	2,036,865	672,828		12,868,460
PEO | Bruce McClelland [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		344,204	(202,500)	(7,961,667)	(3,579,167)	(507,211)
PEO | Bruce McClelland [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Bruce McClelland [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(36,804)			5,677,221	$ (157,802)
PEO | Bruce McClelland [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(350,369)	(672,828)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,627,549)	(884,203)	(1,154,753)	(1,264,365)	(1,145,961)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,322,789	1,638,074	1,214,357	1,101,631	816,603
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(826,216)	(181,847)	46,199	(869,989)	(84,956)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,568
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,014)	(155,977)	173,781	(256,703)	207,877
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (85,758)	$ (474,633)	$ (906,048)	$ (118,110)